NOTE 7 - SHORT TERM LOANS PAYABLE (Details) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 16, 2014	Jan. 16, 2014	Jun. 30, 2014	Oct. 15, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Debt Conversion, Original Debt, Amount		$ 25,000		$ 25,000
Debt Instrument, Interest Rate During Period		10.00%		10.00%
Debt Conversion, Converted Instrument, Amount	23,776	23,776
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	680,000	680,000
Debt Instrument, Increase (Decrease), Net			25,086
Due to Related Parties			1,450		1,450
Short-term Non-bank Loans and Notes Payable			$ 48,685		$ 74,791